ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUALS AND OTHER CURRENT LIABILITIES
ACCRUALS AND OTHER CURRENT LIABILITIES

5. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued liabilities and other current liabilities consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Professional service fees	1,194,199	1,182,056
Payroll and related liabilities	1,177,301	1,097,013
Other taxes and surcharge	510,259	480,704
Others	119,749	56,265
	3,001,508	2,816,038